Empresa Mixta Ecosocialista Siembra Minera, S. (Details Text) $ in Millions	Dec. 31, 2017 USD ($)
Empresa Mixta Ecosocialista Siembra Minera, S. [Abstract]
Siembra Minera beneficial ownership by Venezuela	55.00%
Siembra Minera beneficial ownership by Company	45.00%
Cumulative expenditures associated with Siembra Minera	$ 9.2